Partners' Capital (Common Unit Activity) (Details) - Common Units [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Increase (Decrease) in Partners' Capital [Roll Forward]
Number of common units at beginning of year (in units)	84,054,765	83,670,950
Phantom unit vesting (in units)	353,249	383,815
Number of common units at end of year (in units)	84,408,014	84,054,765